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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    GLENHILL ADVISORS, LLC

Address: 600 FIFTH AVENUE, 11th FLOOR

         NEW YORK, NEW YORK 10020

Form 13F File Number: 028-10461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:    Glenn J. Krevlin

Title:   Managing Member

Phone:   (646) 432-0600

SIGNATURE, PLACE, AND DATE OF SIGNING:

 /s/ GLENN J. KREVLIN         New York, New York          February 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:                     3

Form 13F Information Table Entry Total:               89

Form 13F Information Table Value Total:            587,929
                                                 (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          Form 13F
No        File Number     Name

01        028- 10911      Glenhill Capital Management, LLC

02        028- 10962      Glenhill Capital Overseas GP, Ltd.

03        028- 14598      Glenhill Capital Advisors, LLC

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                          FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
--------                   --------  --------   --------      --------         --------    --------       --------
                                                          SHARES
                           TITLE OF              VALUE    OR PRN   SH/ PUT/   INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP     (X$1000)   AMT     PRN CALL   DISCRETION   MANAGERS  SOLE   SHARED   NONE
--------------             -------- ----------- -------- --------- --- ---- -------------- -------- ------ --------- ----
Adobe Systems Inc......... COM      00724F 10 1     465     16,438 SH       Shared-Defined  01,03    Sole
Adobe Systems Inc......... COM      00724F 10 1   9,397    332,412 SH       Shared-Defined  02,03    Sole
Aon Corp.................. COM      037389 10 3     899     19,200 SH       Shared-Defined  01,03    Sole
Aon Corp.................. COM      037389 10 3  12,051    257,500 SH       Shared-Defined  02,03    Sole
March 12 Calls on AON
 US....................... CALL     037389 90 3     236      3,375 SH  Call Shared-Defined  02,03    Sole
January 12 Calls on BKS
 US....................... CALL     067774 90 9     125      5,000 SH  Call Shared-Defined  02,03    Sole
April 12 Calls on BCSI
 US....................... CALL     09534T 90 8      25      5,000 SH  Call Shared-Defined  02,03    Sole
Cbre Group Inc--A......... CL A     12504L 10 9     441     29,000 SH       Shared-Defined  01,03    Sole
Cbre Group Inc--A......... CL A     12504L 10 9  11,491    755,000 SH       Shared-Defined  02,03    Sole
Cigna Corp................ COM      125509 10 9     696     16,566 SH       Shared-Defined  01,03    Sole
Cigna Corp................ COM      125509 10 9  10,414    247,957 SH       Shared-Defined  02,03    Sole
January 12 Calls on CI
 US....................... CALL     125509 90 9       5      3,000 SH  Call Shared-Defined  02,03    Sole
Carefusion Corp........... COM      14170T 10 1     473     18,600 SH       Shared-Defined  01,03    Sole
Carefusion Corp........... COM      14170T 10 1  12,868    506,400 SH       Shared-Defined  02,03    Sole
Casual Male Retail Group
 Inc...................... COM      148711 30 2   4,126  1,206,541 SH       Shared-Defined  01,03    Sole
Casual Male Retail Group
 Inc...................... COM      148711 30 2  10,946  3,200,600 SH       Shared-Defined  02,03    Sole
Charming Shoppes.......... COM      161133 10 3     404     82,500 SH       Shared-Defined  01,03    Sole
Charter
 Communication-A.......... CL A     16117M 30 5     552      9,691 SH       Shared-Defined  01,03    Sole
Charter
 Communication-A.......... CL A     16117M 30 5  20,195    354,667 SH       Shared-Defined  02,03    Sole
China Yida Holding Co..... COM      16945D 20 4     268    140,519 SH       Shared-Defined  01,03    Sole
Collective Brands Inc..... COM      19421W 10 0   2,123    147,719 SH       Shared-Defined  01,03    Sole
Collective Brands Inc..... COM      19421W 10 0  28,601  1,990,335 SH       Shared-Defined  02,03    Sole
Covanta Holding Corp...... COM      22282E 10 2   1,180     86,228 SH       Shared-Defined  01,03    Sole
March 12 Calls on CVA
 US....................... CALL     22282E 90 2     150      7,500 SH  Call Shared-Defined  02,03    Sole
Dr Horton Inc............. COM      23331A 10 9     184     14,614 SH       Shared-Defined  01,03    Sole
Dr Horton Inc............. COM      23331A 10 9   8,512    674,992 SH       Shared-Defined  02,03    Sole
Dana Holding Corp......... COM      235825 20 5     451     37,144 SH       Shared-Defined  01,03    Sole
Devon Energy
 Corporation.............. COM      25179M 10 3     490      7,904 SH       Shared-Defined  01,03    Sole
Dover Saddlery Inc........ COM      260412 10 1   3,676    918,983 SH       Shared-Defined  02,03    Sole
Express Scripts Inc....... COM      302182 10 0     447     10,000 SH       Shared-Defined  01,03    Sole
Express Scripts Inc....... COM      302182 10 0   7,597    170,000 SH       Shared-Defined  02,03    Sole
Fei Company............... COM      30241L 10 9     137      3,362 SH       Shared-Defined  01,03    Sole
Fei Company............... COM      30241L 10 9   5,783    141,808 SH       Shared-Defined  02,03    Sole
Flow Intl Corp............ COM      343468 10 4   2,342    669,015 SH       Shared-Defined  01,03    Sole
Flow Intl Corp............ COM      343468 10 4   1,534    438,153 SH       Shared-Defined  02,03    Sole
Gildan Activewear Inc..... COM      375916 10 3  16,911    900,000 SH       Shared-Defined  02,03    Sole
Harvest Natural Resources
 In....................... COM      41754V 10 3     552     74,731 SH       Shared-Defined  01,03    Sole
Home Depot Inc............ COM      437076 10 2     576     13,713 SH       Shared-Defined  01,03    Sole
Home Depot Inc............ COM      437076 10 2  18,856    448,529 SH       Shared-Defined  02,03    Sole
Intl Business Machines
 Corp..................... COM      459200 10 1     100        542 SH       Shared-Defined  01,03    Sole
January 12 Puts on IBM
 US....................... PUT      459200 95 1     447      1,700 SH   Put Shared-Defined  02,03    Sole
Jack In The Box Inc....... COM      466367 10 9     809     38,695 SH       Shared-Defined  01,03    Sole
Jack In The Box Inc....... COM      466367 10 9  27,199  1,301,404 SH       Shared-Defined  02,03    Sole
Jarden Corp............... COM      471109 10 8   1,260     42,170 SH       Shared-Defined  01,03    Sole
Jarden Corp............... COM      471109 10 8  23,491    786,186 SH       Shared-Defined  02,03    Sole
April 12 Calls on JAH
 US....................... CALL     471109 90 8     235      1,175 SH  Call Shared-Defined  02,03    Sole

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
COLUMN 1                       COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
--------                       --------   --------   --------      --------         --------    --------       --------
                                                               SHARES
                               TITLE OF               VALUE    OR PRN   SH/ PUT/   INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP     (X$1000)   AMT     PRN CALL   DISCRETION   MANAGERS  SOLE   SHARED   NONE
--------------                ---------- ----------- -------- --------- --- ---- -------------- -------- ------ --------- ----
Jones Group Inc/The.......... COM        48020T 10 1     226     21,460 SH       Shared-Defined  01,03    Sole
Jones Group Inc/The.......... COM        48020T 10 1   9,105    863,074 SH       Shared-Defined  02,03    Sole
April 12 Puts on EL US....... PUT        518439 95 4     647        650 SH   Put Shared-Defined  02,03    Sole
Lionbridge Technologies Inc.. COM        536252 10 9   1,623    708,654 SH       Shared-Defined  01,03    Sole
Lionbridge Technologies Inc.. COM        536252 10 9  11,187  4,885,257 SH       Shared-Defined  02,03    Sole
Liz Claiborne Inc............ COM        539320 10 1     719     83,366 SH       Shared-Defined  01,03    Sole
Liz Claiborne Inc............ COM        539320 10 1  19,119  2,215,396 SH       Shared-Defined  02,03    Sole
Men'S Wearhouse Inc/The...... COM        587118 10 0     913     28,168 SH       Shared-Defined  01,03    Sole
Men'S Wearhouse Inc/The...... COM        587118 10 0  28,765    887,528 SH       Shared-Defined  02,03    Sole
Meritor Inc.................. COM        59001K 10 0   1,939    364,500 SH       Shared-Defined  01,03    Sole
February 12 Calls on MTOR US. CALL       59001K 90 0      25     10,000 SH  Call Shared-Defined  02,03    Sole
Monsanto Co.................. COM        61166W 10 1     909     12,977 SH       Shared-Defined  01,03    Sole
Monsanto Co.................. COM        61166W 10 1  21,144    301,762 SH       Shared-Defined  02,03    Sole
News Corp-Cl A............... CL A       65248E 10 4     910     51,022 SH       Shared-Defined  01,03    Sole
News Corp-Cl A............... CL A       65248E 10 4  27,385  1,535,050 SH       Shared-Defined  02,03    Sole
Pf Chang'S China Bistro Inc.. COM        69333Y 10 8     773     25,000 SH       Shared-Defined  01,03    Sole
Pf Chang'S China Bistro Inc.. COM        69333Y 10 8   8,146    263,536 SH       Shared-Defined  02,03    Sole
Packaging Corp Of America.... COM        695156 10 9     429     17,000 SH       Shared-Defined  01,03    Sole
Packaging Corp Of America.... COM        695156 10 9  13,189    522,534 SH       Shared-Defined  02,03    Sole
Pep Boys-Manny Moe & Jack.... COM        713278 10 9   1,327    120,601 SH       Shared-Defined  01,03    Sole
Pep Boys-Manny Moe & Jack.... COM        713278 10 9  24,619  2,238,093 SH       Shared-Defined  02,03    Sole
Progressive Waste Solutions.. COM        74339G 10 1   5,485    280,000 SH       Shared-Defined  02,03    Sole
Ralcorp Holdings Inc......... COM        751028 10 1     448      5,244 SH       Shared-Defined  01,03    Sole
Ralcorp Holdings Inc......... COM        751028 10 1  14,728    172,256 SH       Shared-Defined  02,03    Sole
Retail Opportunity Investmen. COM        76131N 10 1  23,739  2,005,000 SH       Shared-Defined  02,03    Sole
Retail Opp Invest Corp-Cw14.. *W EXP
                              10/23/2014 76131N 11 9   1,898  2,600,000 SH       Shared-Defined  02,03    Sole
Ryland Group Inc/The......... COM        783764 10 3     301     19,085 SH       Shared-Defined  01,03    Sole
Ryland Group Inc/The......... COM        783764 10 3   9,982    633,400 SH       Shared-Defined  02,03    Sole
March 12 Puts on SPY US...... PUT        78462F 95 3   4,635      7,500 SH   Put Shared-Defined  02,03    Sole
Sapient Corporation.......... COM        803062 10 8   1,985    157,522 SH       Shared-Defined  01,03    Sole
Sapient Corporation.......... COM        803062 10 8  19,041  1,511,188 SH       Shared-Defined  02,03    Sole
Sealed Air Corp.............. COM        81211K 10 0     640     37,200 SH       Shared-Defined  01,03    Sole
April 12 Calls on SEE US..... CALL       81211K 90 0     630      6,000 SH  Call Shared-Defined  02,03    Sole
Smith (A.O.) Corp............ COM        831865 20 9     101      2,524 SH       Shared-Defined  01,03    Sole
Smith (A.O.) Corp............ COM        831865 20 9   3,178     79,208 SH       Shared-Defined  02,03    Sole
Starwood Property Trust Inc.. COM        85571B 10 5   2,497    134,887 SH       Shared-Defined  01,03    Sole
Starwood Property Trust Inc.. COM        85571B 10 5  29,852  1,612,748 SH       Shared-Defined  02,03    Sole
Tivo Inc..................... COM        888706 10 8     443     49,437 SH       Shared-Defined  01,03    Sole
Tivo Inc..................... COM        888706 10 8   9,562  1,066,047 SH       Shared-Defined  02,03    Sole
Viacom Inc-Class B........... CL B       92553P 20 1     938     20,651 SH       Shared-Defined  01,03    Sole
Viacom Inc-Class B........... CL B       92553P 20 1  23,840    525,000 SH       Shared-Defined  02,03    Sole
Webmd Health Corp............ COM        94770V 10 2     472     12,558 SH       Shared-Defined  01,03    Sole
Webmd Health Corp............ COM        94770V 10 2  10,715    285,366 SH       Shared-Defined  02,03    Sole